Supplementary information	12 Months Ended
Oct. 31, 2019
Disclosure of Supplementary information [Abstract]
Supplementary information
2 Supplementary information

Analysis by geography
The Group is domiciled in the UK. The Group’s total segmental revenue from external customers by geographical location is detailed below:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
UK	206.9	299.6	52.2
USA	1,523.0	2,279.8	551.5
Germany	220.7	309.5	86.8
France	123.3	195.5	43.2
Japan	108.6	145.8	42.4
Other	1,165.9	1,524.2	301.2
Total	3,348.4	4,754.4	1,077.3

The total of non-current assets other than financial instruments and deferred tax assets as at October 31, 2019 located in the USA is $4,623.0m (October 31, 2018: $5,145.8m), the total in the non-USA is $8,192.2m (October 31, 2018: $8,488.3m). They exclude trade and other receivables, derivative financial instruments and deferred tax.

As at April 30, 2017 the total of non-current assets other than financial instruments and deferred tax assets located in the UK was $147.7m, the total in the USA was $3,778.7m and the total of such non-current assets located in other countries was $67.3m. They exclude trade and other receivables, derivative financial instruments and deferred tax.

Analysis of revenue from contracts with customers

	12 months ended October 31, 2019	18 months ended October 31, 2018		12 months ended April 30, 2017
	$m	$	$m	$m
Revenue from contracts with customers	3,348.4		4,754.4	1,077.3

Being:
Recognized over time:
Maintenance revenue	2,051.6		2,818.9	720.7
SaaS & other recurring revenue	278.9		365.1	-
	2,330.5		3,184.0	720.7
Recognized at point in time:
Licence revenue	800.0		1,206.1	308.4
Consulting revenue	217.9		364.3	48.2
	1,017.9		1,570.4	356.6

Total revenue	3,348.4		4,754.4	1,077.3

Analysis of revenue by product
Set out below is an analysis of revenue from continuing operations recognized between the principal product portfolios for the 12 months ended October 31 2019, 18 months ended October 31 2018 and 12 months ended April 30, 2017. As a result of the acquisition of HPE Software business the Group’s product portfolios have been redefined. The comparatives for the 12 months ended April 30, 2017 have not been represented into the new product portfolios.

12 months ended October 31, 2019:
	Licence	Maintenance	Consulting	SaaS & other recurring	Total
	$m	$m	$m	$m	$m
Application Modernization & Connectivity	170.9	326.1	11.7	-	508.7
Application Delivery Management	130.3	485.4	18.2	87.8	721.7
IT Operations Management	237.5	645.8	127.5	11.0	1,021.8
Security	185.7	416.7	43.9	35.0	681.3
Information Management & Governance	75.6	183.6	16.6	145.9	421.7
Subtotal	800.0	2,057.6	217.9	279.7	3,355.2
Deferred revenue haircut	-	(6.0)	-	(0.8)	(6.8)
Total Revenue	800.0	2,051.6	217.9	278.9	3,348.4

18 months ended October 31, 2018:
	Licence	Maintenance	Consulting	SaaS & other recurring	Total
	$m	$m	$m	$m	$m
Application Modernization & Connectivity	256.3	497.6	17.9	-	771.8
Application Delivery Management	185.5	646.7	41.6	114.1	987.9
IT Operations Management	363.1	869.9	192.8	15.1	1,440.9
Security	291.6	580.2	81.4	41.6	994.8
Information Management & Governance	117.2	267.2	32.6	203.1	620.1
Subtotal	1,213.7	2,861.6	366.3	373.9	4,815.5
Deferred revenue haircut	(7.6)	(42.7)	(2.0)	(8.8)	(61.1)
Total Revenue	1,206.1	2,818.9	364.3	365.1	4,754.4

12 months ended April 30, 2017:
	Licence	Maintenance	Consulting	SaaS & other recurring	Total
	$m	$m	$m	$m	$m
Application Modernization & Connectivity	106.0	149.7	9.5	-	265.2
Application Delivery Management	69.1	104.9	1.9	-	175.9
IT Operations Management	48.6	141.3	18.4	-	208.3
Security	55.5	219.6	13.8	-	288.9
Information Management & Governance	29.2	112.1	4.6	-	145.9
Subtotal	308.4	727.6	48.2	-	1,084.2
Deferred revenue haircut	-	(6.9)	-	-	(6.9)
Total Revenue	308.4	720.7	48.2	-	1,077.3